PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
Schedule of Property and equipment

	December 31,
	2024	2023
Equipment	13,624	11,900
Furniture, fixture, and fittings and other	4,171	3,672
Total gross value	17,795	15,573
Less: accumulated depreciation and amortization	(10,509)	(9,686)
Total	7,286	5,887

Schedule of Finance lease right-of-use assets

	December 31,
	2024	2023
Facilities	—	242
Equipment	220	220
Vehicles and IT equipment	1,015	828
Total gross value	1,235	1,290
Less: accumulated depreciation and amortization	(739)	(705)
Total	496	585